Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Disclosure of non-controlling interests by group

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	41	40	529	529	41	40
– Upper Tier 2 instruments	8	24	126	126	8	24
Other non-controlling interests	—	—	5	5	—	—
Total	49	64	660	660	49	64

Disclosure of non-controlling interests by instruments

	2024	2023
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
6.125% Undated Subordinated Notes (£550m)	34	34
Total Upper Tier 2 Instruments	126	126